SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Warrants Outstanding and Common Stock Underlying Warrants		4,475,068	799,985
Unmodified August 2022 Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants issuance date	[1]	Aug. 25, 2022
Warrants expiration date	[1]	Aug. 25, 2027
Exercise Price per Share	[1]	$ 13.20
Number of Warrants Outstanding and Common Stock Underlying Warrants	[1]	433,321	799,985
Modified August 2022 Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants issuance date	[1]	Aug. 25, 2022
Warrants expiration date	[1]	Aug. 25, 2027
Exercise Price per Share	[1]	$ 4.13
Number of Warrants Outstanding and Common Stock Underlying Warrants	[1]	55,553
January 2024 Purchase Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants issuance date	[2]	Jan. 26, 2024
Warrants expiration date	[2]	Jul. 26, 2029
Exercise Price per Share	[2]	$ 4.13
Number of Warrants Outstanding and Common Stock Underlying Warrants	[2]	171,000
July 2024 Purchase Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants issuance date	[2]	Jul. 09, 2024
Warrants expiration date	[2]	Jul. 09, 2027
Exercise Price per Share	[2]	$ 2.25
Number of Warrants Outstanding and Common Stock Underlying Warrants	[2]	1,248,527
August 2024 Purchase Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants issuance date	[2]	Aug. 01, 2024
Warrants expiration date	[2]	Aug. 01, 2029
Exercise Price per Share	[2]	$ 1.36
Number of Warrants Outstanding and Common Stock Underlying Warrants	[2]	2,566,667

[1]	Liability classified
[2]	Equity classified